Other financing Charges (income) (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Summary of financing charges (income)

	Three months ended
	July 31, 2012	July 31, 2011
Amortization of deferred financing costs	$1,637	$1,629
Net loss (gain) on fair value of derivative financial instruments	4,311	(203)
Amortization of guaranteed residual values	522	410
Interest expense	3,081	420
Interest income	(3,087)	(3,141)
Other	1,690	629

	$8,154	$(256)

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Write-off of unamortized transaction costs on the senior facility agreement	$—	$47,140	$—
Amortization of deferred financing costs	6,851	7,151	4,036
Loss on interest rate swap	—	8,656	1,182
Net loss (gain) on fair value of derivative financial instruments	5,380	(5,567)	12,935
Amortization of guaranteed residual values	1,852	1,248	542
Interest expense	8,542	6,672	10,616
Interest income	(12,928)	(10,802)	(10,641)
Other	5,365	12,538	2,789

	$15,062	$67,036	$21,459